Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event
19.	Subsequent Events

As at August 13, 2018, material subsequent events are as below.

Global Headquarters for Technology and Innovation in Connecticut

On July 3, 2018, Seven Stars Cloud announced that it will be establishing its global headquarters for technology and innovation called Chain Valley, in Connecticut, transforming UConn’s former campus in West Hartford into a thriving center for research, training, and business development. The $283 million project is expected to create 330 jobs over the next five years.

Seven Stars Cloud entered into a Purchase and Sale Agreement, effective July 11, 2018 (the “P&S Agreement”), with the State of Connecticut acting by and through the University of Connecticut pursuant to which the Company is purchasing the parcel of land formerly known as the University of Connecticut Greater Hartford campus, including buildings and improvements (the “Acquisition”) for purposes of creating the Company’s global headquarters for technology and innovation. The Company delivered a deposit of $520,000 and the balance of the $5,200,000 purchase price is deliverable when the purchase contemplated by the P&S Agreement is closed. Such closing will be subject to typical closing conditions and shall occur within 30 days after the satisfaction of all closing conditions.

In connection with the Acquisition, the Company also entered into an Assistance Agreement by and between the State of Connecticut, acting by the Department of Economic and Community Development (the “Assistance Agreement"), pursuant to which the State of Connecticut may provide up to $10,000,000 of financial assistance (the “Funding”) which in such case shall be evidenced by a promissory note, provided, however, that the aggregate principal of the funding shall not exceed 50% of the cost of the project. The Company will provide security for its obligation to repay the Funding to the State of Connecticut in the form of a first position mortgage. The Company agrees that in exchange for the Funding it will provide a minimum number of jobs at a minimum annual amount of compensation by December 31, 2021. Failure of the Company to do so will subject it to certain cash penalties for each employee below the minimum employment threshold. If the Company meets the employment obligations it is eligible for forgiveness of up to $10,000,000 of the Funding. The Company will agree to certain covenants with respect to the Funding and such Funding may become immediately due and payable upon the occurrence of certain standard events of default.

Entry into An Interim Agreement with C4 Holdco, Ltd.

Effective July 18, 2018, Seven Stars Cloud entered into an Interim Agreement with C4 Holdco, Ltd., an England and Wales Private Limited Company (“C4”) (the “Interim Agreement”), pursuant to which the Company and C4 set forth their interim agreement with respect to the joint venture which the parties desire to establish and operate and for which the parties are in good faith discussions to form and operate under the name GenXPlus (the “Joint Venture”). It is expected that pursuant to the Joint Venture SSC will contribute up to $700,000 and certain intellectual property and C4 will contribute services and intellectual property. It is expected that the Company will own 75% of the proposed joint venture and C4 will own 25% subject to a potential adjustment to 65% and 35%, respectively.

Pursuant to the Interim Agreement, the Company shall form a private limited company, named Genxplus Global Ltd. (“Genx Global”) under the laws of England and Wales. Genx Global will be a wholly owned subsidiary of the Company until such time as C4 becomes a shareholder of Genx Global. The Company has agreed to fund $350,000 to GenxGlobal as soon as practicable and to fund an additional $350,000 to GenxGlobal if a definitive agreement is reached with respect to the Joint Venture; provided, however, that the Company may choose to fund the remaining $350,000 in the event that a definitive agreement has not been reached. The Company and C4 acknowledge that the $700,000 represents initial capital to meet the priority objectives and the management team will create the business plan and requirements for the business, to be funded by the Company in a manner to be determined. During the term of the Interim Agreement C4 has agreed to provide certain services. The Interim Agreement is terminable on 15 days prior written notice by either party if the definitive Joint Venture agreement is not reached on or prior to 30 days following July 17, 2018.

Merger of Grapevine Logic, Inc.

On July 18, 2018, Seven Stars Cloud Group, Inc. (the “Company”), entered into an Agreement and Plan of Merger with GLI Acquisition Corp. (the “Merger”), a Delaware corporation and wholly owned subsidiary of the Company (the “Merger Sub”), and Grapevine Logic, Inc., a Delaware corporation (“GLI”), and Mr. Grant Deken, as the representative of the holders of capital stock of GLI, pursuant to which the Company agreed to acquire GLI for an aggregate cash payment of $2,400,000 to the holders of capital stock of GLI. On or prior to July 22, 2018, the Company was required to make aggregate payments of $2,400,000 (the “Purchase Price”) in separate payments of $240,000 and $2,160,000, each to separate entities to be held in escrow pending the closing. The GLI selling stockholders are entitled to $240,000 as liquidated damages if the Merger does not close due to a Company breach. The Merger is to be closed as soon as possible following the satisfaction of the closing conditions to the Merger. The Purchase Price is subject to a closing adjustment. An aggregate of $530,000 will be held in escrow following the closing with respect to potential indemnifications claims.

An affiliate of Bruno Wu, the CEO of the Company, is a 34.5% equity holder of non-voting stock in GLI. Mr. Wu will not receive any part of the Purchase Price, however, Mr. Wu, or an affiliate, is expected to remain a rights holder in GLI after the Merger is closed. While Mr. Wu will relinquish his common stock in GLI for no consideration pursuant to this transaction, he is expected to receive stock rights pursuant to an agreement to be finalized prior to closing pursuant to which Mr. Wu, or an affiliate, will have a right to acquire 34.5% of GLI Class A Common Stock for zero consideration.

Cautionary Note Regarding Forward Looking Statements

This Form S-1 contains “forward-looking” statements that involve risks and uncertainties. You can identify these statements by the use of forward-looking words such as "may", "will", "expect", "anticipate", "estimate", "believe", "continue", or other similar words. You should read statements that contain these words carefully because they discuss our future expectations, contain projections of our future results of operations or financial condition or state other "forward-looking" information. We believe that it is important to communicate our future expectations to our investors. However, these forward-looking statements are not guarantees of future performance and actual results may differ materially from the expectations that are expressed, implied or forecasted in any such forward-looking statements. There may be events in the future that we are unable to accurately predict or control, including weather conditions and other natural disasters which may affect demand for our products, and the product–development and marketing efforts of our competitors. Examples of these events are more fully described in the Company’s 2017 Annual Report under Part I. Item 1A. Risk Factors.

Unless required by law, the Company undertakes no obligation to update publicly any forward-looking statements, whether as a result of new information, future events or otherwise. However, readers should carefully review the reports and documents the Company files from time to time with the SEC, particularly its Quarterly Reports on Form 10-Q, Annual Report on Form 10-K , Current Reports on Form 8-K and all amendments to those reports.

22. Subsequent Event

On January 12 and February 28, 2018, the Company enters into another two stock purchase agreements with certain existing DBOT shareholders to acquire their owned shares of common stock of DBOT in an aggregate amount of 1,000,000 shares. To acquire those shares, the Company agreed to issue in the aggregate amount of 640,000 SSC common stock. Same as the closing condition set forth in the first transaction in December 2017 which was disclosed in Note 9, the closing of this transaction shall occur within 30 days of the execution of this agreement and obtain necessary approval such as FINRA, and therefore the Company did not issue the shares and recorded it as investment yet as of this reporting date.

On March 17, 2018, the Company entered into a subscription agreement (the “Subscription Agreement”) with GT Dollar Ptd. Ltd. (“GTD”) for a private placement of a total amount of $40.0 million. Pursuant to the terms of the Subscription Agreement, the Company (i) will issue and sell to GTD, an aggregate of 13,773,010 shares of the common stock of the Company, par value $0.001 per share (the “Common Stock”), for $1.82 per share, or a total purchase price of $25,066,878.20, and (ii) issue two convertible promissory notes (each a “Note” and together, the “Notes”) with a stated principal amount of $10 million and $4,933,121.80, respectively. GTD shall pay $30 million of the purchase price on or prior to March 31, 2018, in connection with the issuance of the 13,773,010 shares of Common Stock and the $4,933,121.80 Note, and the remaining $10 million on or prior to April 30, 2018, in connection with the issuance of the $10 million Note. The Subscription Agreement contains customary representations, warranties and covenants and a 9 month lock-up period for GTD from the date of the Subscription Agreement. The Notes bear interest at the rate of 0.56% per annum and matures December 31, 2019. In the event of default, the Notes will become immediately due and payable. Until receipt of necessary shareholder approvals for the transactions contemplated by these agreements, the Notes note may not be converted, to the extent that such conversion would result in GTD and its affiliates beneficially owning more than 19.9% of the Company’s outstanding shares of Common Stock. Once the necessary shareholder approval is received, the unpaid principal and interest on the Notes will automatically convert into shares of Common Stock at a conversion rate of $1.82.